INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES, NET
Schedule of Inventories

	As of December 31,
	2021	2022
	RMB	RMB
Raw materials	282,939	97,266
Work in process	224,013	130,536
Finished goods	742,375	794,121
Inventories, net	1,249,327	1,021,923